Intangible assets (Details) - USD ($)	Jun. 30, 2018	Dec. 31, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
License	$ 996,346	$ 996,346
Trademark	12,105	10,530
Total intangible assets	1,008,451	1,006,876
Less accumulated amortization	(301,029)	(251,194)
Intangible assets, net	$ 707,422	$ 755,682